Selected Statements of Comprehensive Loss Data - Schedule of Financial Income Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Financial Income Net [Abstract]
Exchange rate differences	$ (4)	$ 11	$ 26
Fair value revaluation of investment in shares	8	17
Fair value revaluation of derivative warrant liability	211	(293)	(118)
Fair value revaluation of convertible notes	25	228	(26)
Bank fees	3	2	2
Financial income, net	$ 243	$ (35)	$ (116)